Organization (Details) - USD ($) $ in Millions	Jul. 31, 2021	Jan. 31, 2021	Jan. 01, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Working capital	$ 16.1	$ 19.0
Cash included in working capital	2.1	4.6
Backlog of firm orders	$ 11.7	$ 14.2	$ 8.9